Financial assets and liabilities	12 Months Ended
Dec. 31, 2019
Financial assets and liabilities
Summary of classification of financial instruments

20    Financial assets and liabilities

Classification of financial instruments

			2019
			Financial
	Fair value	Financial	liabilities
	through	assets at	at
	profit or	amortized	amortized
	loss	cost	cost
	$	$	$

Cash	—	19,222,195	—
Trade and other receivables	—	4,058,136	—
Accounts payable and accrued liabilities	—	—	3,933,114
Long-term debt	—	—	11,864,385
Other liabilities	286,858	—	—
Lease liabilities	—	—	2,384,558
Derivative financial instrument	254,769	—	—
	541,627	23,266,001	18,182,057

			2018
			Financial
	Fair value	Financial	liabilities
	through	assets at	at
	profit or	amortized	amortized
	loss	cost	cost
	$	$	$

Cash	—	30,687,183	—
Trade and other receivables	—	2,686,112	—
Accounts payable and accrued liabilities	—	—	3,912,350
Long-term debt	—	—	11,955,245
Other liabilities	1,255,741	—	19,653
Derivative financial instrument	98,203	—	—
	1,353,944	33,373,295	15,887,248

Credit risk

Credit risk is the risk of a financial loss to the Company if a counterparty to a financial instrument fails to meet its contractual obligation. The Company is exposed to credit risk on its cash and trade and other receivable balances. The Company’s cash management policies include ensuring cash is deposited in Canadian chartered banks.

The Company applies the IFRS 9 simplified approach to measuring expected credit losses, which uses a lifetime expected loss allowance for all trade and other receivables. To measure the expected credit losses, trade and other receivables are grouped based on shared credit risk characteristics and the days past due. On that basis, the loss allowance as at December 31, 2019 and 2018 is nominal as the Company only transacts with hospitals and private clinics and has not incurred a sustained trend of any credit losses since revenue began.

Trade and other receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, failure to make contractual payments for a period of greater than 120 days past due.

Market risk

Market risk is the risk the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices, including interest rate risk and foreign currency risk.

•	Interest rate price risk

Interest rate price risk is the risk the cash flows of a financial instrument will fluctuate due to changes in market interest rates. The Company is exposed to such fluctuations relating to the long-term debt, as it bears interest at a floating rate, whose interest rates are based on the prime rate.

If interest rates had been 1% higher on the average long-term debt balance, with all other variables held constant, loss before income taxes would have been $125,000 higher for the year ended December 31, 2019 (2018 - $52,083).

•	Foreign currency risk

Foreign currency risk occurs as a result of foreign exchange rate fluctuations between the time a transaction is recorded and the time it is settled.

The Company purchases goods and services denominated in foreign currencies and, accordingly, is subject to foreign currency risk. The Company’s financial instruments denominated in foreign currencies are shown below in Canadian dollars.

				2019
	US		Canadian
	dollars	Euro	dollars	Total
	$	$	$	$

Cash	63,087	909,232	18,249,876	19,222,195
Trade and other receivables	1,446,684	2,227,605	383,847	4,058,136
Accounts payable and accrued liabilities	(707,654)	(2,296,621)	(928,839)	(3,933,114)
Other liabilities	—	(286,858)	—	(286,858)
Lease liabilities	—	(223,511)	(2,161,046)	(2,384,558)

				2018
	US		Canadian
	dollars	Euro	dollars	Total
	$	$	$	$

Cash	136,879	1,039,205	29,511,099	30,687,183
Trade and other receivables	613,890	1,450,661	621,561	2,686,112
Accounts payable and accrued liabilities	(472,431)	(2,758,294)	(681,625)	(3,912,350)
Other liabilities (excluding deferred rent)	—	(1,255,741)	(19,653)	(1,275,394)

As at December 31, 2019, if foreign exchange rates had been 5% higher, with all other variables held constant, loss before income taxes would have been $63,890 (2018 – $62,292) higher, mainly as a result of the translation of foreign currency denominated cash, trade and other receivables, accounts payable and accrued liabilities, other liabilities and lease liabilities.

The Company does not use derivatives to reduce exposure to foreign currency risk.

Liquidity risk

Liquidity risk is the risk the Company may encounter difficulties in meeting its financial liability obligations as they come due. The Company has a planning and budgeting process in place to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis.

The Company controls liquidity risk through management of working capital, cash flows and the availability and sourcing of financing. The Company’s ability to accomplish all of its future strategic plans is dependent on obtaining additional financing or executing other strategic options; however, there is no assurance the Company will achieve these objectives.

The following table summarizes the Company’s significant contractual, undiscounted cash flows related to its financial liabilities.

					2019
		Future		Between	Greater
	Carrying	cash	Less than	1 year and	than 5
	amount	flows	1 year	5 years	years
	$	$	$	$	$

Accounts payable and accrued liabilities	3,933,114	3,933,114	3,933,114	—	—
Long-term debt	11,864,385	13,506,619	5,653,979	7,852,640	—
Lease liability	2,384,558	2,865,755	382,080	2,076,630	407,045
Other liabilities	286,858	300,945	300,945	—	—
	18,468,915	20,606,433	10,270,118	9,929,270	407,045

					2018
		Future		Between	Greater
	Carrying	cash	Less than	1 year and	than 5
	amount	flows	1 year	5 years	years
	$	$	$	$	$

Accounts payable and accrued liabilities	3,912,350	3,912,350	3,912,350	—	—
Long-term debt	11,955,245	14,497,042	1,936,455	12,560,587	—
Other liabilities (excluding deferred rent)	1,275,394	1,365,217	429,426	935,791	—
	17,142,989	19,774,609	6,278,231	13,496,378	—

Fair value

The fair values of cash, trade and other receivables, accounts payable and accrued liabilities and lease liabilities approximate their carrying values, due to their relatively short periods to maturity. The fair value of long-term debt approximates its carrying amount as it has a floating interest rate.